Representations and Warranties Obligations and Corporate Guarantees - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 24, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
New purchase claims		$ 3,700,000,000
Individual loan file reviews on repurchase claims		2,900,000,000
Claims resolved		8,100,000,000
Claims deemed resolved		7,400,000,000
Loan repurchases and indemnification payments		229,000,000	$ 496,000,000
Loss in period		128,000,000	334,000,000
Unpaid principal balance		587,000,000	857,000,000
Minimum
Loss Contingencies [Line Items]
Maximum estimated range of possible loss		0
Maximum
Loss Contingencies [Line Items]
Maximum estimated range of possible loss		2,400,000,000
Private-label securitization trustees, whole-loan investors, including third-party securitization sponsors and other
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims		16,748,000,000	21,276,000,000
Monolines
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims		$ 1,599,000,000	1,511,000,000
Monolines | Minimum
Loss Contingencies [Line Items]
Timetable to reach a settlement once a breach of representations and warranties is confirmed		60 days
Monolines | Maximum
Loss Contingencies [Line Items]
Timetable to reach a settlement once a breach of representations and warranties is confirmed		90 days
GSEs
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims		$ 17,000,000	59,000,000
Sponsors of Third-Party Securitizations
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims		1,400,000,000	2,000,000,000
Mortgage Loans Originated 2009 and Prior | GSEs
Loss Contingencies [Line Items]
Unresolved repurchase claims notional amount		14,000,000
Mortgage Loans Originated between 2004 and 2008 | Private-label securitization trustees, whole-loan investors, including third-party securitization sponsors and other
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims		16,700,000,000	21,200,000,000
Unresolved repurchase claims, net of duplicate claims, in which statute of limitations has expired		7,400,000,000	5,200,000,000
Mortgage Loans Originated between 2004 and 2008 | Private-Label Securitization Trustees
Loss Contingencies [Line Items]
Claims related to loans in specific private-label securitization groups		3,500,000,000	$ 3,500,000,000
Representations and Warranties Exposure | Maximum
Loss Contingencies [Line Items]
Maximum estimated range of possible loss		$ 2,000,000,000
Subsequent Event | Bank of New York Mellon, As Trustee Settlement
Loss Contingencies [Line Items]
Settlement payment	$ 8,500,000,000